Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
REVENUES	$ 237,439	$ 203,779	$ 184,993
COST OF REVENUES	63,704	56,051	53,859
GROSS MARGIN	173,735	147,728	131,134
EXPENSES
Sales and marketing	33,128	24,943	22,424
Research and development	41,804	35,556	31,293
General and administrative	25,448	23,077	21,607
Other charges (Note 19)	3,994	3,455	1,492
Amortization of intangible assets	33,477	30,001	26,222
	137,851	117,032	103,037
INCOME FROM OPERATIONS	35,884	30,696	28,097
INTEREST EXPENSE	(1,297)	(611)	(522)
INVESTMENT INCOME	161	1,415	195
INCOME BEFORE INCOME TAXES	34,748	31,500	27,770
INCOME TAX EXPENSE (Note 17)
Current	6,572	4,022	1,443
Deferred	1,297	3,640	5,765
	7,869	7,662	7,208
NET INCOME	$ 26,879	$ 23,838	$ 20,562
Earnings per share
Basic (in dollars per share)	$ 0.35	$ 0.31	$ 0.27
Diluted (in dollars per share)	$ 0.35	$ 0.31	$ 0.27
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	76,324	75,800	75,595
Diluted (in shares)	77,112	76,515	76,409